UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07897

THE MUNDER FRAMLINGTON FUNDS TRUST

(Exact name of registrant as specified in charter)

480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG	JANE KANTER
480 PIERCE STREET	DECHERT LLP
BIRMINGHAM, MICHIGAN 48009	1775 I STREET, N.W.
WASHINGTON, D.C. 20006

Registrant’s telephone number, including area code: (248) 647-9200

Date of fiscal year end: June 30

Date of reporting period: December 31, 2003

Management’s Discussion of Fund Performance
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Certification Required by Rule 30a-2
Certifications Required by Rule 30a-2(b)

Item 1: Report to Shareholder

SEMI-ANNUAL REPORT
December 31, 2003
Munder Healthcare Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate semi-annual reports)

LARGE-CAP EQUITY
Multi-Season Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market
Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    After three years of negative stock market performance, a rally that began in mid-March continued into the second half of the year. For the six months ended December 31, the S&P 500® Index, a widely recognized benchmark for large-capitalization U.S. stocks, posted a 15.14% return, while the S&P® SmallCap 600 Index, which measures the performance of small-capitalization U.S. stocks, had an even more robust 22.90% return. In contrast to the improved stock market, the Lehman Brothers Aggregate Bond Index, a commonly used benchmark for investment grade fixed income securities, posted a relatively flat 0.17% return for the six-month period ended December 31.

    At Munder Capital Management, the investment advisor for The Munder Funds, we believe that we can best serve our shareholders’ interests by focusing on long-term fundamentals rather than on short-term market fluctuations. We therefore pay careful attention to the current strength and future prospects of companies represented by the securities held in The Munder Funds. Because of our belief in the importance of in-house research, our Fund teams include both portfolio managers and research analysts. We continue to monitor and manage risks across our entire Fund family, with the goal of maximizing risk-adjusted returns.

    Framlington Overseas Investment Management Limited, the U.K.-based sub-advisor to the Fund and an affiliate of Munder Capital, adheres to a similar approach. Like Munder Capital, Framlington employs a team approach to the management of its portfolios. Framlington’s portfolio managers are assisted by a worldwide network of research analysts.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

James C. Robinson
President, The Munder Funds
Chairman and CEO, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

The performance data contained in the following commentary is based on Class Y Shares of the Fund. Performance of the other classes of shares will differ.

Past performance is no guarantee of future results. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder may pay on Fund distributions or upon redemption of Fund shares.

The Fund is sub-advised by Framlington Overseas Investment Management, Ltd., which is paid a fee for its services.

The Fund concentrates its investments in healthcare-related securities and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. Investors should also note that the Fund can invest all of its assets in foreign securities, and such investments involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Fund holdings are subject to change. A complete list of holdings as of December 31, 2003 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings and performance can be found on our website, www.munder.com. You may also obtain updated holdings or performance by calling (800) 438-5789.

Munder Healthcare Fund

Fund Manager: The Munder Healthcare Fund Team

    The Fund generated a 20.07% return for the six months ended December 31, 2003, compared to the 23.55% return for the Russell 2000 Healthcare Index and the 9.63% median return for the Lipper universe of health/biotechnology mutual funds.

    While the Fund generated a strong absolute return for the six months ended December 31, its performance trailed that of its Russell 2000 Healthcare benchmark. The Fund’s relative performance was boosted by its exposure to small-capitalization stocks. Approximately 70% of the companies in the Fund as of December 31 had a market capitalization of less than $2 billion. While this small-cap exposure held back returns in 2001 and 2002, it was a positive for performance during the six-month period.

    The Fund’s exposure to the generic drug and medical devices segments of the health care sector also had a positive impact on returns. Holding back relative performance, however, was the Fund’s overweight in biotechnology stocks, a segment that experienced a market correction during the fourth quarter. Biotechnology stocks represented approximately 36% of the Fund as of December 31.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell 2000 Healthcare Index is an unmanaged index that measures the performance of those

Russell 2000 companies (the bottom 2,000 based on market capitalization of the 3,000 largest capitalized U.S. publicly traded companies) within the healthcare sector. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of health/biotechnology mutual funds represents a group of mutual funds that have been in existence during the period and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund.

[This Page Intentionally Left Blank]

Munder Healthcare Fund

Portfolio of Investments, December 31, 2003 (Unaudited)

Shares		Value

COMMON STOCKS — 97.5%
Biotechnology — 35.8%
477,975	Acambis PLC†	$2,602,290
29,100	Actelion Ltd.†	3,139,780
88,000	Alexion Pharmaceuticals, Inc.†	1,497,760
450,000	Alizyme PLC†	1,389,662
55,000	Amgen, Inc.†	3,399,000
120,000	Amylin Pharmaceuticals, Inc.†	2,666,400
300,000	Aphton Corporation†	1,702,800
56,509	Berna Biotech AG†	593,726
55,150	Celgene Corporation†	2,482,853
17,500	Cell Genesys, Inc.†	226,450
32,392	Cellegy Pharmaceuticals, Inc.†	100,739
371,800	Celltech Group PLC†	2,508,718
45,000	Chiron Corporation†	2,564,550
300,000	Dendreon Corporation†	2,418,000
175,000	DOV Pharmaceutical, Inc.†	2,357,250
300,000	Dyax Corp.†	2,466,000
224,158	Encysive Pharmaceuticals, Inc.†	2,006,214
371,075	Exelixis, Inc.†	2,627,211
260,000	Genaera Corporation†	850,200
30,000	Genentech, Inc.†	2,807,100
82,158	GenVec, Inc.†	271,121
59,500	Gilead Sciences, Inc.†	3,459,330
117,450	ILEX Oncology, Inc.†	2,495,813
135,000	Inspire Pharmaceuticals, Inc.†	1,911,600
110,000	InterMune, Inc.†	2,547,600
250,000	Introgen Therapeutics, Inc.†	2,115,000
271,000	Isis Pharmaceuticals, Inc.†	1,761,500
468,250	La Jolla Pharmaceutical Company†	2,008,793
353,234	Lexicon Genetics, Inc.†	2,080,548
48,211	Martek Biosciences Corporation†	3,132,269
140,000	Millennium Pharmaceuticals, Inc.†	2,613,800
168,650	Nabi Biopharmaceuticals†	2,143,542
60,200	Neurocrine Biosciences, Inc.†	3,283,308
95,730	NPS Pharmaceuticals, Inc.†	2,942,740
84,000	OSI Pharmaceuticals, Inc.†	2,705,640
175,000	POZEN, Inc.†	1,785,000
165,050	Protein Design Labs, Inc.†	2,954,395
154,550	Protherics PLC†	146,906
130,000	Telik, Inc.†	2,991,300

See Notes to Financial Statements.

Munder Healthcare Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Biotechnology (Continued)
124,543	The Medicines Company†	$3,669,037
190,000	Vicuron Pharmaceuticals, Inc.†	3,543,500

		90,969,445

Biotechnology — Tools — 3.5%
455,200	Discovery Partners International, Inc.†	2,799,480
71,000	Fisher Scientific International, Inc.†	2,937,270
54,000	Millipore Corporation†	2,324,700
125,000	Orchid Biosciences, Inc.†	231,250
270,000	Transgenomic, Inc.†	540,000

		8,832,700

Drugs & Drug Delivery — 14.2%
91,811	Acusphere, Inc.†	806,101
88,695	AeroGen, Inc.†	195,129
38,450	Allergan, Inc.	2,953,345
85,000	American Pharmaceutical Partners, Inc.†	2,856,000
189,726	DepoMed, Inc.†	1,345,157
115,000	K-V Pharmaceutical Company, Class A†	2,932,500
18,500	Lilly (Eli) & Company	1,301,105
35,000	Medicis Pharmaceutical Corporation, Class A	2,495,500
60,000	MGI Pharma, Inc.†	2,469,000
200,000	Nektar Therapeutics†	2,722,000
75,000	Novartis AG	3,403,580
120,000	Pfizer, Inc.	4,239,600
56,603	Q-Med AB†	1,341,732
135,000	SICOR, Inc.†	3,672,000
26,625	Teva Pharmaceutical Industries Ltd., ADR	1,509,904
39,091	Watson Pharmaceuticals, Inc.†	1,798,186

		36,040,839

Medical Devices — 24.6%
63,000	Advanced Neuromodulation Systems, Inc.†	2,896,740
120,000	American Medical Systems Holdings, Inc.†	2,616,000
410,250	Axis-Shield PLC†	1,116,784
60,000	Biomet, Inc.	2,184,600
80,000	Boston Scientific Corporation†	2,940,800
100,000	Cochlear Ltd.	1,615,831
70,000	Cyberonics, Inc.†	2,240,700
177,500	Cytyc Corporation†	2,442,400

See Notes to Financial Statements.

Shares		Value

Medical Devices (Continued)
192,850	Encore Medical Corporation†	$1,571,728
215,700	Endocardial Solutions, Inc.†	1,553,040
186,000	Endocare, Inc.†	745,860
150,000	EPIX Medical, Inc.†	2,442,000
79,400	Gen-Probe, Inc.†	2,895,718
120,616	Given Imaging Ltd.†	2,160,233
280,000	Gyrus Group PLC†	832,191
100,000	Integra LifeSciences Holdings Corporation†	2,863,000
90,000	Kyphon, Inc.†	2,234,700
289,350	MedSource Technologies, Inc.†	1,302,075
70,000	Medtronic, Inc.	3,402,700
15,122	Nobel Biocare Holding AG	1,530,777
250,000	OraSure Technologies, Inc.†	1,990,000
30,330	Regeneration Technologies, Inc.†	332,417
63,302	ResMed, Inc.†	2,629,565
400,000	RITA Medical Systems, Inc.†	1,780,000
59,700	SurModics, Inc.†	1,426,830
178,925	TheraSense, Inc.†	3,632,177
70,000	Wilson Greatbatch Technologies, Inc.†	2,958,900
90,000	Wright Medical Group, Inc.†	2,739,600
50,000	Zimmer Holdings, Inc.†	3,520,000

		62,597,366

Medical Services — 19.4%
91,162	Accredo Health, Inc.†	2,881,631
30,000	AdvancePCS†	1,579,800
40,000	AmerisourceBergen Corporation	2,246,000
37,000	Anthem, Inc.†	2,775,000
90,000	Caremark Rx, Inc.†	2,279,700
82,354	Centene Corporation†	2,306,736
100,000	Community Health Systems, Inc.†	2,658,000
24,278	Genesis HealthCare Corporation†	553,041
260,425	HealthStream, Inc.†	677,105
45,000	Henry Schein, Inc.†	3,041,100
75,000	ICON PLC, ADR†	3,270,000
58,150	IMPAC Medical Systems, Inc.†	1,486,314
25,000	Kindred Healthcare, Inc.†	1,299,500
1,263	Laboratory Corporation of America Holdings†	46,668
70,000	Medco Health Solutions, Inc.†	2,379,300
48,555	NeighborCare, Inc.†	958,961

See Notes to Financial Statements.

Munder Healthcare Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Medical Services (Continued)
79,000	Omnicare, Inc.	$3,190,810
35,000	Pediatrix Medical Group, Inc.†	1,928,150
85,000	Pharmaceutical Product Development, Inc.†	2,292,450
76,829	Psychiatric Solutions, Inc.†	1,605,726
150,000	Select Medical Corporation	2,442,000
39,286	The Advisory Board Company†	1,371,474
90,000	United Surgical Partners International, Inc.†	3,013,200
50,000	UnitedHealth Group, Inc.	2,909,000

		49,191,666

TOTAL COMMON STOCKS
(Cost $233,786,265)		247,632,016

WARRANTS — 0.1%
(Cost $175,900)
Biotechnology — 0.1%
50,000	Aphton Corporation, expires 9/18/2008 (exercise price: $8.12)†, *	141,026

Principal
Amount

REPURCHASE AGREEMENT — 1.3%
(Cost $3,407,000)
$3,407,000	Agreement with State Street Bank & Trust Company, 0.780% dated 12/31/2003, to be repurchased at $3,407,148 on 01/02/2004, collateralized by $3,350,000 FHLB, 4.125% maturing 5/13/2005 (value $3,477,578)	3,407,000

TOTAL INVESTMENTS
(Cost $237,369,165)	98.9%	251,180,042
OTHER ASSETS AND LIABILITIES (Net)	1.1	2,788,317

NET ASSETS	100.0%	$253,968,359

*	Fair valued security as of December 31, 2003 (see Notes to Financial Statements, Note 2).

†	Non-income producing security.

ABBREVIATIONS:

ADR — American Depositary Receipt
FHLB — Federal Home Loan Bank

See Notes to Financial Statements.

At December 31, 2003 the country diversification of the Munder Healthcare Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCK:
United States	86.9%	$220,469,902
Switzerland	3.4	8,667,864
United Kingdom	3.4	8,596,551
Israel	1.4	3,670,136
Ireland	1.3	3,270,000
Australia	0.6	1,615,831
Sweden	0.5	1,341,732

TOTAL COMMON STOCKS	97.5	247,632,016
WARRANTS	0.1	141,026
REPURCHASE AGREEMENT	1.3	3,407,000

TOTAL INVESTMENTS	98.9	251,180,042
OTHER ASSETS AND LIABILITIES (Net)	1.1	2,788,317

NET ASSETS	100.0%	$253,968,359

See Notes to Financial Statements.

Munder Healthcare Fund

Statement of Assets and Liabilities, December 31, 2003 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$247,773,042
Repurchase agreement	3,407,000

Total Investments	251,180,042
Cash	995
Interest receivable	74
Dividends receivable	43,912
Receivable for securities sold	4,387,839
Receivable for Fund shares sold	249,490
Prepaid expenses and other assets	42,524

Total Assets	255,904,876

LIABILITIES:
Payable for Fund shares redeemed	1,158,222
Payable for securities purchased	33,267
Transfer agency/record keeping fees payable	220,728
Investment advisory fees payable	210,702
Distribution and shareholder servicing fees payable — Class A, B and C Shares	158,277
Trustees’ fees and expenses payable	38,962
Administration fees payable	28,112
Custody fees payable	14,350
Shareholder servicing fees payable — Class K Shares	29
Accrued expenses and other payables	73,868

Total Liabilities	1,936,517

NET ASSETS	$253,968,359

Investments, at cost	$237,369,165

See Notes to Financial Statements.

NET ASSETS consist of:
Accumulated net investment loss	$(2,894,671)
Accumulated net realized loss on investments sold	(181,143,683)
Net unrealized appreciation of investments	13,817,241
Par value	12,408
Paid-in capital in excess of par value	424,177,064

NET ASSETS	$253,968,359

NET ASSETS:
Class A Shares	$75,782,242

Class B Shares	$114,803,496

Class C Shares	$53,642,090

Class K Shares	$150,249

Class Y Shares	$9,590,282

SHARES OUTSTANDING:
Class A Shares	3,576,866

Class B Shares	5,708,609

Class C Shares	2,669,843

Class K Shares	7,104

Class Y Shares	445,305

CLASS A SHARES:
Net asset value and redemption price per share	$21.19

Maximum sales charge	5.50%
Maximum offering price per share	$22.42

CLASS B SHARES:
Net asset value and offering price per share*	$20.11

CLASS C SHARES:
Net asset value and offering price per share*	$20.09

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$21.15

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$21.54

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

Munder Healthcare Fund

Statement of Operations, For the Period Ended December 31, 2003 (Unaudited)

INVESTMENT INCOME:
Interest	$14,175
Dividends(a)	206,599

Total Investment Income	220,774

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	91,256
Class B Shares	557,575
Class C Shares	265,190
Shareholder servicing fees:
Class K Shares	192
Investment advisory fees	1,230,043
Transfer agency/ record keeping fees	524,909
Administration fees	175,235
Printing and mailing fees	96,719
Custody fees	47,623
Legal and audit fees	28,816
Registration and filing fees	22,311
Trustees’ fees and expenses	15,568
Other	11,187

Total Expenses	3,066,624
Fees waived by transfer agent	(21,463)

Net Expenses	3,045,161

NET INVESTMENT LOSS	(2,824,387)

NET REALIZED AND UNREALIZED GAIN/ (LOSS) ON INVESTMENTS:
Net realized gain/ (loss) from:
Security transactions	(618,294)
Foreign currency-related transactions	14,097
Net change in unrealized appreciation/ (depreciation) of:
Securities	46,857,508
Foreign currency-related transactions	4,941

Net realized and unrealized gain on investments	46,258,252

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,433,865

(a)	Net of foreign withholding taxes of $7,817.

See Notes to Financial Statements.

Munder Healthcare Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Net investment loss	$(2,824,387)	$(5,166,355)
Net realized loss on investments sold	(604,197)	(123,324,301)
Net change in unrealized appreciation/ (depreciation) of investments	46,862,449	139,884,020

Net increase in net assets resulting from operations	43,433,865	11,393,364
Net increase/ (decrease) in net assets from Fund share transactions:
Class A Shares	(4,726,835)	(17,036,338)
Class B Shares	(8,760,724)	(20,554,405)
Class C Shares	(5,378,667)	(14,259,951)
Class K Shares	(63,537)	(233,512)
Class Y Shares	1,061,616	353,229

Net increase/ (decrease) in net assets	25,565,718	(40,337,613)
NET ASSETS:
Beginning of period	228,402,641	268,740,254

End of period	$253,968,359	$228,402,641

Accumulated net investment loss	$(2,894,671)	$(70,284)

See Notes to Financial Statements.

Munder Healthcare Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Amount
Class A Shares:
Sold*	$7,932,945	$20,760,264
Proceeds received in merger	—	2,371,060
Redeemed	(12,659,780)	(40,167,662)

Net decrease	$(4,726,835)	$(17,036,338)

Class B Shares:
Sold	$3,550,330	$5,318,800
Proceeds received in merger	—	3,683,550
Redeemed*	(12,311,054)	(29,556,755)

Net decrease	$(8,760,724)	$(20,554,405)

Class C Shares:
Sold	$1,427,517	$2,582,300
Proceeds received in merger	—	1,416,290
Redeemed	(6,806,184)	(18,258,541)

Net decrease	$(5,378,667)	$(14,259,951)

Class K Shares:
Sold	$—	$20
Proceeds received in merger	—	204
Redeemed	(63,537)	(233,736)

Net decrease	$(63,537)	$(233,512)

Class Y Shares:
Sold	$1,364,959	$619,853
Proceeds received in merger	—	96,960
Redeemed	(303,343)	(363,584)

Net increase	$1,061,616	$353,229

*	Includes amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Shares
Class A Shares:
Shares authorized ($0.001 par value)	Unlimited	Unlimited

Sold*	405,172	1,404,022
Issued in exchange for proceeds received in merger	—	155,085
Redeemed	(645,247)	(2,776,561)

Net decrease	(240,075)	(1,217,454)

Class B Shares:
Shares authorized ($0.001 par value)	Unlimited	Unlimited

Sold	189,788	374,090
Issued in exchange for proceeds received in merger	—	252,649
Redeemed*	(659,023)	(2,158,389)

Net decrease	(469,235)	(1,531,650)

Class C Shares:
Shares authorized ($0.001 par value)	Unlimited	Unlimited

Sold	75,981	183,736
Issued in exchange for proceeds received in merger	—	97,194
Redeemed	(362,293)	(1,331,937)

Net decrease	(286,312)	(1,051,007)

Class K Shares:
Shares authorized ($0.001 par value)	Unlimited	Unlimited

Sold	—	2
Issued in exchange for proceeds received in merger	—	13
Redeemed	(3,306)	(16,741)

Net decrease	(3,306)	(16,726)

Class Y Shares:
Shares authorized ($0.001 par value)	Unlimited	Unlimited

Sold	68,804	41,044
Issued in exchange for proceeds received in merger	—	6,247
Redeemed	(15,400)	(22,887)

Net increase	53,404	24,404

*	Includes amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

Munder Healthcare Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)	6/30/99(c)

Net asset value, beginning of period	$17.67		$16.11	$25.31	$28.35	$10.46	$11.82

Income/(loss) from investment operations:
Net investment loss	(0.18)		(0.29)	(0.32)	(0.35)	(0.22)	(0.13)
Net realized and unrealized gain/ (loss) on investments	3.70		1.85	(8.88)	(1.93)	18.11	(1.13)

Total from investment operations	3.52		1.56	(9.20)	(2.28)	17.89	(1.26)

Less distributions:
Distributions from net realized gains	—		—	—	(0.55)	—	(0.08)
Distributions in excess of net realized gains	—		—	—	(0.21)	—	(0.02)

Total distributions	—		—	—	(0.76)	—	(0.10)

Net asset value, end of period	$21.19		$17.67	$16.11	$25.31	$28.35	$10.46

Total return(b)	19.92%		9.62%	(36.28)%	(8.38)%	171.03%	(10.69)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$75,782		$67,456	$81,129	$167,514	$79,441	$3,382
Ratio of operating expenses to average net assets	1.98	%(d)	2.14%	1.63%	1.55%	1.61%	1.61%
Ratio of net investment loss to average net assets	(1.80	)(d)	(2.02)%	(1.54)%	(1.28)%	(1.01)%	(1.27)%
Portfolio turnover rate	32%		46%	38%	45%	60%	49%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.00	%(d)	2.17%	1.72%	1.55%	1.63%	1.92%

(a)	The Munder Healthcare Fund Class A Shares and Class B Shares commenced operations on February 14, 1997 and January 31, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

B Shares

Period Ended		Year	Year	Year	Year	Year
12/31/03(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)	6/30/99(c)

$16.84		$15.47	$24.48	$27.64	$10.27	$11.69

(0.24)		(0.39)	(0.45)	(0.53)	(0.37)	(0.21)
3.51		1.76	(8.56)	(1.87)	17.74	(1.11)

3.27		1.37	(9.01)	(2.40)	17.37	(1.32)

—		—	—	(0.55)	—	(0.08)
—		—	—	(0.21)	—	(0.02)

—		—	—	(0.76)	—	(0.10)

$20.11		$16.84	$15.47	$24.48	$27.64	$10.27

19.42%		8.86%	(36.78)%	(9.04)%	169.13%	(11.40)%

$114,804		$104,007	$119,253	$224,080	$102,859	$6,682
2.73	%(d)	2.89%	2.38%	2.30%	2.36%	2.36%
(2.55	)%(d)	(2.77)%	(2.29)%	(2.03)%	(1.75)%	(2.02)%
32%		46%	38%	45%	60%	49%
2.75	%(d)	2.92%	2.47%	2.30%	2.38%	2.67%

See Notes to Financial Statements.

Munder Healthcare Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)	6/30/99(c)

Net asset value, beginning of period	$16.82		$15.45	$24.46	$27.62	$10.27	$11.69

Income/(loss) from investment operations:
Net investment loss	(0.24)		(0.39)	(0.45)	(0.53)	(0.40)	(0.21)
Net realized and unrealized gain/(loss) on investments	3.51		1.76	(8.56)	(1.87)	17.75	(1.11)

Total from investment operations	3.27		1.37	(9.01)	(2.40)	17.35	(1.32)

Less distributions:
Distributions from net realized gains	—		—	—	(0.55)	—	(0.08)
Distributions in excess of net realized gains	—		—	—	(0.21)	—	(0.02)

Total distributions	—		—	—	(0.76)	—	(0.10)

Net asset value, end of period	$20.09		$16.82	$15.45	$24.46	$27.62	$10.27

Total return(b)	19.44%		8.80%	(36.77)%	(9.05)%	168.94%	(11.40)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$53,642		$49,725	$61,925	$122,087	$77,156	$1,652
Ratio of operating expenses to average net assets	2.73	%(d)	2.89%	2.38%	2.30%	2.36%	2.36%
Ratio of net investment loss to average net assets	(2.55	)%(d)	(2.77)%	(2.29)%	(2.03)%	(1.75)%	(2.02)%
Portfolio turnover rate	32%		46%	38%	45%	60%	49%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.75	%(d)	2.92%	2.47%	2.30%	2.38%	2.67%

(a)	The Munder Healthcare Fund Class C Shares and Class K Shares commenced operations on January 13, 1997 and April 1, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

K Shares

Period Ended		Year	Year	Year	Year	Year
12/31/03(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)	6/30/99(c)

$17.64		$16.09	$25.29	$28.31	$10.44	$11.80

(0.18)		(0.29)	(0.32)	(0.34)	(0.19)	(0.13)
3.69		1.84	(8.88)	(1.92)	18.06	(1.13)

3.51		1.55	(9.20)	(2.26)	17.87	(1.26)

—		—	—	(0.55)	—	(0.08)
—		—	—	(0.21)	—	(0.02)

—		—	—	(0.76)	—	(0.10)

$21.15		$17.64	$16.09	$25.29	$28.31	$10.44

19.90%		9.63%	(36.35)%	(8.32)%	170.91%	(10.70)%

$150		$184	$437	$990	$387	$60
1.98	%(d)	2.14%	1.63%	1.55%	1.61%	1.61%
(1.80	)%(d)	(2.02)%	(1.54)%	(1.28)%	(1.01)%	(1.27)%
32%		46%	38%	45%	60%	49%
2.00	%(d)	2.17%	1.72%	1.55%	1.63%	1.92%

See Notes to Financial Statements.

Munder Healthcare Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)	6/30/99(c)

Net asset value, beginning of period	$17.94		$16.32	$25.57	$28.56	$10.50	$11.84

Income/(loss) from investment operations:
Net investment loss	(0.16)		(0.26)	(0.27)	(0.29)	(0.13)	(0.11)
Net realized and unrealized gain/(loss) on investments	3.76		1.88	(8.98)	(1.94)	18.19	(1.13)

Total from investment operations	3.60		1.62	(9.25)	(2.23)	18.06	(1.24)

Less distributions:
Distributions from net realized gains	—		—	—	(0.55)	—	(0.08)
Distributions in excess of net realized gains	—		—	—	(0.21)	—	(0.02)

Total distributions	—		—	—	(0.76)	—	(0.10)

Net asset value, end of period	$21.54		$17.94	$16.32	$25.57	$28.56	$10.50

Total return(b)	20.07%		9.93%	(36.15)%	(8.14)%	171.74%	(10.42)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$9,590		$7,031	$5,997	$9,640	$15,989	$5,303
Ratio of operating expenses to average net assets	1.73	%(d)	1.89%	1.38%	1.30%	1.36%	1.36%
Ratio of net investment loss to average net assets	(1.55	)%(d)	(1.77)%	(1.29)%	(1.03)%	(0.76)%	(1.03)%
Portfolio turnover rate	32%		46%	38%	45%	60%	49%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.75	%(d)	1.92%	1.47%	1.30%	1.38%	1.67%

(a)	The Munder Healthcare Fund Class Y Shares commenced operations on December 31, 1996.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2003 (Unaudited)

1. Organization

    As of December 31, 2003, the Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Healthcare Fund (the “Fund”), a series of MFFT. MFFT is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Massachusetts business trust on October 30, 1996. The Fund is classified as a diversified management investment company under the 1940 Act.

    The Fund offers 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. At December 31, 2003, the Class R Shares had not yet commenced operations. Financial statements for the other Munder Funds are presented in separate reports.

    On May 9, 2003, the Fund acquired all of the assets of the Munder Bio(Tech)2 Fund, a series of The Munder Funds, Inc., and assumed all liabilities of the Munder Bio(Tech)2 Fund in a tax-free exchange of shares of the Fund and the subsequent liquidation of the Munder Bio(Tech)2 Fund. The Agreement and Plan of Reorganization was approved by the shareholders of the Munder Bio(Tech)2 Fund at a Special Meeting of the Shareholders held on May 7, 2003.

Number of Shares outstanding of Munder Bio(Tech)[2] Fund prior to merger
Class A	604,602
Class B	958,527
Class II	367,631
Class K	51
Class Y	24,484

Number of Shares issued of the Fund for shares of Munder Bio(Tech) [2] Fund
Class A	155,085
Class B	252,649
Class C	97,194
Class K	13
Class Y	6,247
Unrealized depreciation immediately prior to acquisition of all assets and assumption of all liabilities of Munder Bio(Tech)[2] Fund	$(1,540,555)

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

There were no undistributed income or gain amounts unpaid prior to the merger of the Munder Bio(Tech)2 Fund.

	Prior to Merger	After Merger

Net assets of Munder Bio(Tech)[2] Fund
Class A	$2,371,060	$—
Class B	3,683,550	—
Class II	1,416,290	—
Class K	204	—
Class Y	96,960	—
Net assets of the Fund
Class A	$56,619,612	$58,990,672
Class B	87,962,523	91,646,073
Class C	42,919,169	44,335,459
Class K	171,561	171,765
Class Y	5,975,960	6,072,920

2. Significant Accounting Policies

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities, other than depositary receipts, for which the last quoted sale price or official close price is not available are valued at the mean of the most recently quoted bid and asked prices. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation,

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/ (depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is based on exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) from foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund requires collateral at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the seller’s repurchase obligation under the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for at least the period of its contract with the Fund through June 1, 2005, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the period ending December 31, 2003, such waivers were $21,463 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

    Short-Term Trading (Redemption) Fees: Class A, Class B and Class C Shares of the Fund held less than sixty (60) days may be subject to a short-term trading fee equal to 2.0% of the proceeds of redeemed shares. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Sub-Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the average daily net assets of the Fund at an annual rate of 1.00% based on assets up to $250 million and 0.75% based on assets exceeding $250 million.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an annual fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

    For the period from June 1, 2003 through May 31, 2004, the Advisor has agreed to limit to $3.4 million the total amount it may receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds’ sub-administrators. For the period ended December 31, 2003, the Advisor earned $175,235 before payment of sub-administration fees and $50,109 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2003, the Fund paid an effective rate of 0.1422% for administrative services.

    Pursuant to a sub-advisory agreement with the Advisor, Framlington Overseas Investment Management Limited (the “Sub-Advisor”) provides sub-advisory services to the Fund and is responsible for its management, including all decisions regarding purchases and sales of portfolio securities. For its services with regard to the Fund, the Advisor pays the Sub-Advisor a monthly fee equal on an annual basis to 40% of the net advisory revenues earned by the Advisor with respect to the Fund. The Advisor indirectly owns a 49% interest in the Sub-Advisor.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (89% on a fully diluted basis). Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $312 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2003.

    Each Trustee of MST and MFFT is paid an aggregate fee, consisting of a $68,000 annual retainer ($90,000 for the Chairman) for services provided as

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Sub-Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

period ended December 31, 2003, the Fund paid $61 to Comerica Securities and $129 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $77,186,261 and $101,840,070 respectively, for the period ended December 31, 2003.

    At December 31, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $58,687,344 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $44,876,467 and net appreciation for financial reporting purposes was $13,810,877. At December 31, 2003, aggregate cost for financial reporting purposes was $237,369,165.

6. Industry Concentration

    The Fund primarily invests in companies providing healthcare and medical services. The values of these companies are particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances.

7. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the period ended December 31, 2003, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2003 total commitment fees for the Fund were $1,937.

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

8. Distributions to Shareholders

    At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

Post October	Unrealized
Loss/Capital	Appreciation/
Loss Carryover	(Depreciation)	Total

$(180,369,554)	$(33,261,201)	$(213,630,755)

    The differences between book and tax distributable earnings are primarily due to wash sales.

9. Income Tax Information

    As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $132,990,259 of unused capital losses of which $3,121,589 and $129,868,670 expire in 2010 and 2011, respectively. In addition, $2,475,702 of the losses expiring in 2010, may be further limited as these amounts were acquired in the reorganization with the Munder Bio(Tech)2 Fund that occurred on May 9, 2003.

    Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital and currency losses arising between November 1, 2002 and June 30, 2003 of $47,333,234 and $46,061, respectively.

10. Proxy Voting Policies

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

James C. Robinson, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
SUB-ADVISOR

Framlington Overseas Investment Management Limited
155 Bishopsgate
London, England EC2M 3XJ
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR

Funds Distributor, Inc./BISYS Fund Services, Inc.
60 State Street
Boston, MA 02109
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNHC1203

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submissions of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a)	Within 90 days of the filing date of this Form N-CSR, James C. Robinson, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of under the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Robinson and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-CSR filed under the Securities and Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)	There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Not required.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 are attached hereto.

(a)(3)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MUNDER FRAMLINGTON FUNDS TRUST

By:	/s/ James C. Robinson

James C. Robinson
President

Date:	March 5, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James C. Robinson

James C. Robinson
President and Principal Executive Officer

Date:	March 5, 2004

By:	/s/ Peter K. Hoglund

Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	March 5, 2004

Exhibit Index

Exhibit No.	Description

99.CERT	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 are attached hereto.

99.906 CERT	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.